N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
State of Iowa Retirement Investors Club 403(b)
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
State of Iowa Retirement Investors Club 403(b) | OakmarkEquityandIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(12.92%)
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	7.31%